UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL   60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              94

Form 13F Information Table Value Total:  $    3,077,540
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------------ --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ------------------ --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ABOVENET INC                 COM                00374N107     6624    80000 SH       SOLE                   80000      0    0
ALPHA NATURAL RESOURCES INC  COM                02076X102    24184  1590000 SH       SOLE                 1590000      0    0
ALPHA NATURAL RESOURCES INC  COM                02076X952    18480  1215000 SH  PUT  SOLE                 1215000      0    0
ALPHA NATURAL RESOURCES INC  COM                02076X902     3042   200000 SH  CALL SOLE                  200000      0    0
ALPHA NATURAL RESOURCES INC  NOTE 2.375%  4/15  02076XAA0     8999     9950 PRN      SOLE                    9950      0    0
AMERICAN TOWER CORP          COM                03027X100    11974   190000 SH       SOLE                  190000      0    0
AMYLIN PHARMACEUTICALS INC   COM                032346908     2496   100000 SH  CALL SOLE                  100000      0    0
ANADARKO PETE CORP           COM                032511107    40933   522500 SH       SOLE                  522500      0    0
ANADARKO PETE CORP           COM                032511907    10968   140000 SH  CALL SOLE                  140000      0    0
ANADARKO PETE CORP           COM                032511957     7834   100000 SH  PUT  SOLE                  100000      0    0
ARMOUR RESIDENTIAL REIT INC  COM                042315101      675   100000 SH       SOLE                  100000      0    0
ATP OIL & GAS CORP           COM                00208J958     2573   350000 SH  PUT  SOLE                  350000      0    0
BANK OF AMERICA CORPORATION  COM                060505104     1196   125000 SH       SOLE                  125000      0    0
COLLECTIVE BRANDS INC        COM                19421W100     5308   270000 SH       SOLE                  270000      0    0
CONOCOPHILLIPS               COM                20825C104     6081    80000 SH       SOLE                   80000      0    0
CONOCOPHILLIPS               COM                20825C904     7601   100000 SH  CALL SOLE                  100000      0    0
DELPHI AUTOMOTIVE PLC        SHS                G27823106    52321  1655741 SH       SOLE                 1655741      0    0
DELPHI FINL GROUP INC        CL A               247131105      582    13000 SH       SOLE                   13000      0    0
DIAMOND FOODS INC            COM                252603105     5014   219700 SH       SOLE                  219700      0    0
DIAMOND FOODS INC            COM                252603955     2282   100000 SH  PUT  SOLE                  100000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM                256743105   192988  2385222 SH       SOLE                 2385222      0    0
EL PASO CORP                 COM                28336L109   353639 11967484 SH       SOLE                11967484      0    0
EL PASO CORP                 COM                28336L959     7092   240000 SH  PUT  SOLE                  240000      0    0
EQUINIX INC                  COM                29444U902     3936    25000 SH  CALL SOLE                   25000      0    0
EQUINIX INC                  COM                29444U952     3149    20000 SH  PUT  SOLE                   20000      0    0
EQUINIX INC                  COM                29444U502     1889    12000 SH       SOLE                   12000      0    0
EXPRESS SCRIPTS INC          COM                302182900     9211   170000 SH  CALL SOLE                  170000      0    0
GENERAL MTRS CO              W  EXP  07/10/2016 37045V118    16802  1010346 SH       SOLE                 1010346      0    0
GENERAL MTRS CO              W  EXP  07/10/2019 37045V126    11428  1020346 SH       SOLE                 1020346      0    0
GENERAL MTRS CO              COM                37045V950    12333   490000 SH  PUT  SOLE                  490000      0    0
GLOBALEAGLE ACQUISITION COR  UNIT               37951D201      192    18900 SH       SOLE                   18900      0    0
GOLDMAN SACHS GROUP INC      COM                38141G104     2477    19920 SH       SOLE                   19920      0    0
GOLDMAN SACHS GROUP INC      COM                38141G954     1244    10000 SH  PUT  SOLE                   10000      0    0
GOODRICH CORP                COM                382388106   258406  2060000 SH       SOLE                 2060000      0    0
HARLEYSVILLE GROUP INC       COM                412824104    14425   250000 SH       SOLE                  250000      0    0
HEARTWARE INTL INC           NOTE 3.500%12/17   422368AA8    17542    17000 PRN      SOLE                   17000      0    0
HEARTWARE INTL INC           COM                422368100    23780   362000 SH       SOLE                  362000      0    0
HICKS ACQUISITION CO II INC  UNIT               429090202     5224   510182 SH       SOLE                  510182      0    0
HOMESTREET INC               COM                43785V102     7506   270000 SH       SOLE                  270000      0    0
HUDSON CITY BANCORP          COM                443683107     2926   400000 SH       SOLE                  400000      0    0
ILLUMINA INC                 COM                452327109    54188  1030000 SH       SOLE                 1030000      0    0
ILLUMINA INC                 COM                452327959    36932   702000 SH  PUT  SOLE                  702000      0    0
ILLUMINA INC                 COM                452327909    31608   600800 SH  CALL SOLE                  600800      0    0
IVANHOE MINES LTD            COM                46579N903     8814   560000 SH  CALL SOLE                  560000      0    0
IVANHOE MINES LTD            COM                46579N953     3928   250000 SH  PUT  SOLE                  250000      0    0
JPMORGAN CHASE & CO          COM                46625H900    23910   520000 SH  CALL SOLE                  520000      0    0
JPMORGAN CHASE & CO          COM                46625H100    39676   862896 SH       SOLE                  862896      0    0
KINDER MORGAN INC DEL        COM                49456B951    64109  1658700 SH  PUT  SOLE                 1658700      0    0
KIPS BAY MED INC             COM                49726K105      218   146000 SH       SOLE                  146000      0    0
LEAP WIRELESS INTL INC       COM                521863958    46400  5315000 SH  PUT  SOLE                 5315000      0    0
LEAP WIRELESS INTL INC       COM                521863308    43214  4950011 SH       SOLE                 4950011      0    0
LOOPNET INC                  COM                543524300    65274  3475703 SH       SOLE                 3475703      0    0
LYONDELLBASELL INDUSTRIES N  COM                N53745950    20681   473800 SH  PUT  SOLE                  473800      0    0
LYONDELLBASELL INDUSTRIES N  COM                N53745900    13095   300000 SH  CALL SOLE                  300000      0    0
LYONDELLBASELL INDUSTRIES N  SHS  -  A  -       N53745100    22262   510000 SH       SOLE                  510000      0    0
MCMORAN EXPLORATION CO       COM                582411104     6795   635000 SH       SOLE                  635000      0    0
MCMORAN EXPLORATION CO       COM                582411954     6955   650000 SH  PUT  SOLE                  650000      0    0
MEAD JOHNSON NUTRITION CO    COM                582839106      388     4700 SH       SOLE                    4700      0    0
MEDCO HEALTH SOLUTIONS INC   COM                58405U952   107559  1530000 SH  PUT  SOLE                 1530000      0    0
MEDCO HEALTH SOLUTIONS INC   COM                58405U902     7030   100000 SH  CALL SOLE                  100000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------------ --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ------------------ --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
MEDCO HEALTH SOLUTIONS INC   COM                58405U102   326066  4638206 SH       SOLE                 4638206      0    0
MOTOROLA MOBILITY HLDGS INC  COM                620097955    19620   500000 SH  PUT  SOLE                  500000      0    0
MOTOROLA MOBILITY HLDGS INC  COM                620097105    99277  2530000 SH       SOLE                 2530000      0    0
ONYX PHARMACEUTICALS INC     COM                683399959    35796   950000 SH  PUT  SOLE                  950000      0    0
ONYX PHARMACEUTICALS INC     COM                683399909    16579   440000 SH  CALL SOLE                  440000      0    0
ONYX PHARMACEUTICALS INC     COM                683399109    64433  1710000 SH       SOLE                 1710000      0    0
PROGRESS ENERGY INC          COM                743263105     1226    23090 SH       SOLE                   23090      0    0
RSC HOLDINGS INC             COM                74972L102    25382  1123600 SH       SOLE                 1123600      0    0
SANOFI                       RIGHT  12/31/2020  80105N113     5347  3960400 SH       SOLE                 3960400      0    0
SEARS HLDGS CORP             COM                812350956     1988    30000 SH  PUT  SOLE                   30000      0    0
SIRIUS XM RADIO INC          COM                82967N958     2310  1000000 SH  PUT  SOLE                 1000000      0    0
SIRIUS XM RADIO INC          COM                82967N108     1690   731400 SH       SOLE                  731400      0    0
SIX FLAGS ENTMT CORP         COM                83001A102   147840  3161000 SH       SOLE                 3161000      0    0
SOLUTIA INC                  COM                834376501    10346   370300 SH       SOLE                  370300      0    0
SPDR S&P 500 ETF TR          TR  UNIT           78462F103    28162   200000 SH       SOLE                  200000      0    0
SPDR S&P 500 ETF TR          COM                78462F903     8449    60000 SH  CALL SOLE                   60000      0    0
SPDR S&P 500 ETF TR          COM                78462F953   296405  2105000 SH  PUT  SOLE                 2105000      0    0
STEWART ENTERPRISES INC      CL A               860370105    20462  3371000 SH       SOLE                 3371000      0    0
TALBOTS INC                  W EXP 04/09/2015   874161110       46  1520600 SH       SOLE                 1520600      0    0
TALEO CORP                   CL  A              87424N104    13779   300000 SH       SOLE                  300000      0    0
THOMAS & BETTS CORP          COM                884315102     3596    50000 SH       SOLE                   50000      0    0
TRANSCEND SERVICES INC       COM                893929208      734    25000 SH       SOLE                   25000      0    0
TUDOU HLDGS LTD              SPONSORED  ADS     89903T107      449    15200 SH       SOLE                   15200      0    0
VENOCO INC                   COM                92275P307     6276   579000 SH       SOLE                  579000      0    0
WALTER ENERGY INC            COM                93317Q105    21506   363210 SH       SOLE                  363210      0    0
WALTER ENERGY INC            COM                93317Q955    20007   337900 SH  PUT  SOLE                  337900      0    0
WALTER ENERGY INC            COM                93317Q905    18213   307600 SH  CALL SOLE                  307600      0    0
WR GRACE & CO                COM                38388F908     2890    50000 SH  CALL SOLE                   50000      0    0
WR GRACE & CO                COM                38388F108    15606   270000 SH       SOLE                  270000      0    0
YAHOO INC                    COM                984332106    58780  3862000 SH       SOLE                 3862000      0    0
YOUKU INC                    COM                98742U950     1100    50000 SH  PUT  SOLE                   50000      0    0
YOUKU INC                    COM                98742U900     1100    50000 SH  CALL SOLE                   50000      0    0
YOUKU INC                    SPONSORED  ADR     98742U100      347    15775 SH       SOLE                   15775      0    0
ZOLL MED CORP                COM                989922109    33347   360000 SH       SOLE                  360000      0    0